CALVERT  SOUTH  AFRICA  FUND  PROSPECTUS

Prospectus  dated  February  26,  2001,  revised  March  1,  2001
Date  of  Supplement:  April  18,  2001


The Fund's prospectus states in the performance table on page 6 that the JSE All Shares Index performance for one year is 2.50% and since inception is 19.22%. These performance numbers are incorrect and should be: one year -16.70% and since inception -0.32%. Please note this change.